Consolidated Balance Sheet Components (Tables)	9 Months Ended
Mar. 31, 2023
Consolidated Balance Sheet Components
Schedule of inventories
	As of March 31, 2023	As of June 30, 2022
Finished goods	$395	$869
Total inventories	$395	$869

Schedule of property and equipment
	As of March 31, 2023	As of June 30, 2022
Tablets	$5,758	$5,663
Computer equipment	625	519
Software	4	562
Total property and equipment	6,387	6,744
Less: accumulated depreciation	(5,172)	(4,769)
Property and equipment, net	$1,215	$1,975

Schedule of intangible assets
	As of March 31, 2023	As of June 30, 2022
Capitalized software	$7,574	$3,135
Developed technology	1,300	1,300
Domain name	151	151
Intangible assets, gross	9,025	4,586
Less: accumulated amortization	(589)	(360)
Intangible assets, net	$8,436	$4,226
Years
Capitalized software	4
Developed technology	4
Domain Name	15

Schedule of future amortization expense
Remainder of 2023	$84
2024	335
2025	335
2026	308
2027	10
Thereafter	56
Total	$1,128

Schedule of accrued liabilities
	As of March 31, 2023	As of June 30, 2022
Accrued expenses	$585	$2,176
Accrued vacation	954	874
Accrued payroll	672	1,686
Operating lease liability, current	340	—
Accrued interest	371	402
Accrued repair cost (Refer to Note 8)	311	724
Accrued sales tax	114	86
Accrued other	805	267
Total accrued liabilities	$4,152	$6,215

Schedule of other long-term liabilities
	As of March 31, 2023	As of June 30, 2022
Unvested founder shares liability	$196	$—
Operating lease liability, net of current portion	230	—
Total other long-term liabilities	$426	$—